Goodwill and Intangible Assets, Future Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Estimated Amortization Expense [Abstract]
2021	$ 48
2022	35
2023	21
2024	8
2025	0
Total	$ 112